Exhibit 99.1

World Omni Auto Receivables Trust 2017-B
Monthly Servicer Certificate
July 31, 2021

Dates Covered
Collections Period	07/01/21 - 07/31/21
Interest Accrual Period	07/15/21 - 08/15/21
30/360 Days	30
Actual/360 Days	32
Distribution Date	08/16/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/21	92,563,714.58	10,416
Yield Supplement Overcollateralization Amount 06/30/21	1,800,159.33	0
Receivables Balance 06/30/21	94,363,873.91	10,416
Principal Payments	6,237,289.47	244
Defaulted Receivables	13,381.47	2
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/21	1,611,474.49	0
Pool Balance at 07/31/21	86,501,728.48	10,170

Pool Statistics	$ Amount	# of Accounts
Pool Factor	12.50%
Prepayment ABS Speed	1.13%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	1,074,235.97	87
Past Due 61-90 days	160,614.94	14
Past Due 91-120 days	44,266.12	4
Past Due 121+ days	0.00	0
Total	1,279,117.03	105

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.45%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.23%
Delinquency Trigger Occurred	NO

Recoveries	24,833.73
Aggregate Net Losses/(Gains) - July 2021	(11,452.26)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.15%
Prior Net Losses Ratio	-0.28%
Second Prior Net Losses Ratio	-0.40%
Third Prior Net Losses Ratio	-0.01%
Four Month Average	-0.21%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.38%

Overcollateralization Target Amount	6,656,764.16
Actual Overcollateralization	6,656,764.16
Weighted Average Contract Rate	3.22%
Weighted Average Contract Rate, Yield Adjusted	5.22%
Weighted Average Remaining Term	22.56

Flow of Funds	$ Amount
Collections	6,516,304.73
Investment Earnings on Cash Accounts	41.85
Servicing Fee	(78,636.56)
Transfer to Collection Account	-
Available Funds	6,437,710.02

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	133,675.04
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	6,061,986.10
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	219,040.13

Total Distributions of Available Funds	6,437,710.02

Servicing Fee	78,636.56
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 07/15/21	85,906,950.42
Principal Paid	6,061,986.10
Note Balance @ 08/16/21	79,844,964.32

Class A-1
Note Balance @ 07/15/21	0.00
Principal Paid	0.00
Note Balance @ 08/16/21	0.00
Note Factor @ 08/16/21	0.0000000%

Class A-2a
Note Balance @ 07/15/21	0.00
Principal Paid	0.00
Note Balance @ 08/16/21	0.00
Note Factor @ 08/16/21	0.0000000%

Class A-2b
Note Balance @ 07/15/21	0.00
Principal Paid	0.00
Note Balance @ 08/16/21	0.00
Note Factor @ 08/16/21	0.0000000%

Class A-3
Note Balance @ 07/15/21	22,226,950.42
Principal Paid	6,061,986.10
Note Balance @ 08/16/21	16,164,964.32
Note Factor @ 08/16/21	7.0589364%

Class A-4
Note Balance @ 07/15/21	52,030,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	52,030,000.00
Note Factor @ 08/16/21	100.0000000%

Class B
Note Balance @ 07/15/21	11,650,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	11,650,000.00
Note Factor @ 08/16/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	156,683.79
Total Principal Paid	6,061,986.10
Total Paid	6,218,669.89

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.09313%
Coupon	0.19313%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.95000%
Interest Paid	36,118.79
Principal Paid	6,061,986.10
Total Paid to A-3 Holders	6,098,104.89

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2371553
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.1753740
Total Distribution Amount	9.4125293

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1577240
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	26.4715550
Total A-3 Distribution Amount	26.6292790

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/21	1,664,191.04
Investment Earnings	36.89
Investment Earnings Paid	(36.89)
Deposit/(Withdrawal)	-
Balance as of 08/16/21	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$227,731.22	$317,927.26	$209,720.29
Number of Extensions	21	28	17
Ratio of extensions to Beginning of Period Receivables Balance	0.24%	0.31%	0.19%